FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Yield curves (Details)	Dec. 31, 2022
1 month
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	3.38%
1 month | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	13.65%
1 month | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.79%
6 months
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.30%
6 months | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	13.73%
6 months | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	5.01%
1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.80%
1 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	13.42%
1 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	5.09%
2 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.61%
2 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	12.66%
2 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.65%
3 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.37%
3 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	12.58%
3 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.27%
5 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.35%
5 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	12.62%
5 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	3.95%
10 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.96%
10 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	12.61%
10 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	3.75%